                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                  /    /     (a)

         or fiscal year ending:             12/31/97            (b)

Is this a transition report? (Y/N)                      N

Is this an amendment to a previous filing? (Y/N)        N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

         B. File Number:        811-07282

         C. Telephone Number:   (212) 576-7000

2.       A. Street:             51 MADISON AVENUE

         B. City: NEW YORK      C. State: NY     D. Zip Code: 10010    Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)     Y
         [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have
         at the end of the period?                                        18


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For period ending 12/31/97

File number 811-07282


UNIT INVESTMENT TRUSTS

111.     A. [/] Depositor Name: _______________________________________________

         B. [/] File Number (If any): ______________

         C. [/] City: _________________State: ___Zip Code: _______Zip Ext.:____

              [/]Foreign Country: ________________Foreign Postal Code: ________


111.     A. [/] Depositor Name: _______________________________________________

         B. [/] File Number (If any): ________

         C. [/] City: _________________State: ___Zip Code: ______Zip Ext.:_____

              [/] Foreign Country: ________________Foreign Postal Code: _______


112.     A. [/] Sponsor Name: _________________________________________________

         B. [/] File Number (If any): ______________

         C. [/] City: _________________State: ___Zip Code: _______Zip Ext.:____

              [/] Foreign Country: ________________Foreign Postal Code: _______

112.     A. [/] Sponsor Name: _________________________________________________

         B. [/] File Number (If any): ______________

         C. [/] City: ________________State: ___Zip Code: _______Zip Ext.:_____

              [/] Foreign Country: ________________Foreign Postal Code: _______


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File number 811-07282


113.     A. [/] Trustee Name: _________________________________________________

         B. [/] City: _________________State: ____Zip Code: _____Zip Ext.:_____

            [/] Foreign Country: _________________Foreign Postal Code:______

113.     A. [/] Trustee Name: _________________________________________________

         B. [/] City: _________________State: ____Zip Code: ______Zip Ext.:_____

            [/] Foreign Country: ________________Foreign Postal Code: ______


114.     A. [/] Principal Underwriter Name: ___________________________________

         B. [/] File Number: 8- ______________

         C. [/] City: _________________State: ____Zip Code: ______Zip Ext.:_____

            [/] Foreign Country: __________________Foreign Postal Code: _____

114.     A. [/] Principal Underwriter Name: ___________________________________

         B. [/] File Number: 8- ______________

         C. [/] City: ________________State: ____Zip Code: ______Zip Ext.:_____

            [/] Foreign Country: __________________Foreign Postal Code: _____


115.     A. [/] Independent Public Accountant Name: ___________________________

         B. [/] City: ________________State: ____Zip Code: ______Zip Ext.:_____

            [/] Foreign Country: __________________Foreign Postal Code: _____

115.     A. [/] Independent Public Accountant Name: ___________________________

         B. [/] City: ________________State: ____Zip Code: ______Zip Ext.:_____

            [/] Foreign Country: __________________Foreign Postal Code: _____



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For period ending 12/31/97

File number 811-07282


116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment companies?(Y/N) _____________________________________________________
                                                                          Y/N

         B. [/] Identify the family in 10 letters:________________________
                (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) ________________________________________________________
                                                                            Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/] Variable annuity contracts? (Y/N) ______________________________
                                                                            Y/N
         C. [/] Scheduled premium variable life contracts? (Y/N) _______________
                                                                            Y/N

         D. [/] Flexible premium variable life contracts? (Y/N) ________________
                                                                            Y/N

         E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) _________________________________________
                                                                            Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933________________

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period________________________________________________________________

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)___________________________________________ $ ________

121. [/]  State the number of series for which a current prospectus was in existence at the end of the period __________________________________

122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the

          current period ______________________________________________________


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For period ending 12/31/97


File number 811-07282


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) $ __________________________________________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $ ____________________________


125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                   $ ___________________________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ __


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of        Total Assets       Total Income
                                                     Series           ($000's            Distributions
                                                     Investing        omitted)           ($000's omitted)

A. U.S. Treasury direct issue                                         $                  $
                                                    -------------     --------------     --------------
B. U.S. Government agency                                             $                  $
                                                    -------------     --------------     --------------
C. State and municipal tax-free                                       $                  $
                                                    -------------     --------------     --------------
D. Public utility debt                                                $                  $
                                                    -------------     --------------     --------------
E. Brokers or dealers debt or debt of                                 $                  $
     brokers' or dealers' parent                    -------------     --------------     --------------

F. All other corporate intermed. & long-                              $                  $
     term debt                                      -------------     --------------     --------------

                                                                      $                  $
G. All other corporate short-term debt              -------------     --------------     --------------

H. Equity securities of brokers or dealers                            $                  $
      or parents of brokers or dealers              -------------     --------------     --------------

I. Investment company equity securities                1              $  853,096         $
                                                    -------------     --------------     --------------
J. All other equity securities                                        $                  $
                                                    -------------     --------------     --------------
K. Other securities                                                   $                  $
                                                    -------------     --------------     --------------
L. Total assets of all series of registrant             1             $  853,096         $
                                                    -------------     --------------     --------------


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For period ending 12/31/97

File number 811-07282


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N) ________________________________________________________________
         [If answer is "N" (No), go to item 131.]                           Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ________________________________________________
         [If answer is "N" (No), go to item 131.]                           Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) _______________________________________
                                                                            Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) _____________________________ $8,769


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______

          811- ______  811-______  811-______  811-______  811-______


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                                 SIGNATURE PAGE

For period ending 12/31/97

File number 811-07282



         This report is signed on behalf of the Registrant, NYLIAC Variable Annuity Separate Account -- II, in the City of New York, in the State of New York, on the 20th day of February, 1998.


                                  NYLIAC Variable Annuity Separate Account -- II



                                  By:    /s/ John A. Cullen
                                        -------------------
                                        John A. Cullen
                                        Vice President and Assistant Controller




Witness:


       /s/ Mindy Schwartzapfel
       -----------------------
         Mindy Schwartzapfel
         Director - Accounting